Fair Value Measurement (Details)	Sep. 29, 2018 shares
Series C-2 convertible redeemable preferred shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of preferred shares	483,702